                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt              New York, New York        August 12, 2008
------------------------------------  -----------------------   ----------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary
Number of other Included Managers:                 2
Form 13F Information Table Entry Total:          122
Form 13F Information Table Value Total:   $1,005,512
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

8/11/2008                           FORM 13F                        SEC USE ONLY
               Name of Reporting Manager S SQUARED TECHNOLOGY, LLC

                                                                                  Item 6
                                                                          Investment Discretion
                                                  Item 4:                -----------------------
                               Item 2:             Fair      Item  5:         (b) Shared          Item 7         Item 8:
                                Title   Item 3:    Market   Shares of            -As      (c)    Managers  Voting Authority (Shares)
            Item 1:              of      CUSIP     Value    Principal    (a)  Defined in Shared-   See    --------------------------
        Name of Issuer          class    Number  (x$1000)    Amount      Sole  Instr.V    Other  Instr. V  (a) Sole  (b) Shared None
------------------------------ ------- --------- --------  ---------- -- ---- ---------- ------- -------- ---------- ---------- ----
A D C TELECOMMUNICATN INC      COM     000886309    4,180     283,000 SH           X                   01    283,000
ABSOLUTE SOFTWARE CORPORATION  COM     00386B109    4,071     395,000 SH           X                   02    395,000
ACCELRYS INC                   COM     00430U103    6,425   1,330,212 SH           X                   02  1,330,212
ACCENTURE LTD CL A             COM     G1150G111    2,230      52,300 SH   X                                  52,300
ADVANCED ANALOGIC TECH         COM     00752j108    5,291   1,281,000 SH           X                   02  1,281,000
AGILYSYS INC                   COM     00847J105      294      25,900 SH           X                   02     25,900
AIRSPAN NETWORKS               COM     00950h102    2,137   2,850,000 SH           X                   02  2,850,000
ALSIUS CORP DEL                COM     021211206      110     111,200 SH           X                   02    111,200
AMICAS INC                     COM     001712108    8,419   2,964,375 SH           X                   02  2,964,375
APPLIED MICRO CIRCUITS         COM     03822W406   15,269   1,783,775 SH           X                   01  1,783,775
ARENA PHARMACEUTICALS          COM     040047102    1,131     218,000 SH           X                   02    218,000
ARIBA                          COM     04033V203   17,324   1,177,700 SH           X                   02  1,177,700
ARROW ELECTRONICS INC          COM     042735100    7,834     255,000 SH           X                   01    255,000
ASPEN TECHNOLOGY INC           COM     045327103    4,026     302,700 SH           X                   01    302,700
ATMEL CORP                     COM     049513104    9,471   2,721,500 SH           X                   01  2,721,500
AUTODESK INC                   COM     052769106   16,050     474,700 SH           X                   01    474,700
AVNET INC                      COM     053807103   16,826     616,800 SH           X                   01    616,800
AVX CORP NEW                   COM     002444107    9,523     842,000 SH           X                   01    842,000
BALLANTYNE OF OMAHA INCORPORAT COM     058516105    1,933     434,300 SH           X                   02    434,300
BMC SOFTWARE INC               COM     055921100   43,506   1,208,500 SH           X                   01  1,208,500
BORLAND SOFTWARE               COM     099849101   14,409  10,595,000 SH           X               01, 02 10,595,000
BROOKS AUTOMATION INC          COM     114340102    3,788     458,000 SH           X                   02    458,000
BSQUARE CORP                   COM     11776U102    4,825     998,900 SH           X                   02    998,900
CALIFORNIA MICRO DEVICES CORP  COM     130439102    2,112     679,000 SH           X                   02    679,000
CALLIDUS SOFTWARE              COM     13123E500   10,164   2,032,883 SH           X               01, 02  2,032,883
CEPHALON INC                   COM     156708109    7,896     118,400 SH           X                   01    118,400
COGENT INC                     COM     19239Y108    4,561     401,100 SH           X                   02    401,100
COGNIZANT TECHNOLOGY SOLUTIONS COM     192446102    4,724     145,300 SH           X                   01    145,300
COMPUTER TASK GROUP            COM     205477102    2,651     517,700 SH           X                   01    517,700
COMPUWARE CORP                 COM     205638109   16,313   1,710,000 SH           X                   01  1,710,000
COMVERGE INC                   COM     205859101    3,721     266,200 SH           X                   02    266,200
COMVERSE TECHNOLOGY INC        COM     205862402   24,208   1,428,200 SH           X                   01  1,428,200
COREL CORP                     COM     21869X103    5,609     599,300 SH           X                   02    599,300
COLUMN TOTAL                                      281,031

8/11/2008                           FORM 13F                        SEC USE ONLY
               Name of Reporting Manager S SQUARED TECHNOLOGY, LLC

                                                                                  Item 6
                                                                          Investment Discretion
                                                  Item 4:                -----------------------
                               Item 2:             Fair      Item  5:         (b) Shared          Item 7         Item 8:
                                Title   Item 3:    Market   Shares of            -As      (c)    Managers  Voting Authority (Shares)
            Item 1:              of      CUSIP     Value    Principal    (a)  Defined in Shared-   See    --------------------------
        Name of Issuer          class    Number  (x$1000)    Amount      Sole  Instr.V    Other  Instr. V  (a) Sole  (b) Shared None
------------------------------ ------- --------- --------  ---------- -- ---- ---------- ------- -------- ---------- ---------- ----
DEXCOM INC                     COM     252131107    5,263     871,300 SH           X                   02    871,300
DIGITAL RIV INC                COM     25388B104   19,467     504,600 SH           X                   01    504,600
DISH NETWORK CORP              COM     25470M109   11,692     399,300 SH           X                   01    399,300
DOUBLE-TAKE SOFTWARE, INC.     COM     258598101    6,178     449,600 SH           X                   02    449,600
EHealth Inc                    COM     28238P109    4,381     248,100 SH           X                   02    248,100
ELOYALTY CORP                  COM     290151307    4,154     840,868 SH           X               01, 02    840,868
EMULEX                         COM     292475209   14,438   1,239,300 SH           X                   01  1,239,300
ENTEGRIS INC                   COM     29362U104    1,867     285,000 SH           X                   02    285,000
EXTREME NETWORKS INC           COM     30226D106    2,457     865,000 SH           X                   02    865,000
FORMFACTOR INC                 COM     346375108    5,621     305,000 SH           X                   02    305,000
FOUNDRY NETWORKS INC           COM     35063R100   11,808     999,000 SH           X               01, 02    999,000
GREATBATCH INC                 COM     972232102    3,780     218,500 SH           X                   02    218,500
HUTCHINSON TECHNOLOGY          COM     448407106    6,182     460,000 SH           X                   02    460,000
IKANOS COMMUNICATIONS          COM     45173E105    3,319     985,000 SH           X                   02    985,000
INFINERA CORPORATION           COM     45667G103      441      50,000 SH           X                   02     50,000
INFORMATICA CORP               COM     45666Q102   18,687   1,242,500 SH           X                   01  1,242,500
INTEGRATED DEVICE TECH         COM     458118106    6,610     665,000 SH           X                   01    665,000
INTER-NAP NETWORK              COM     45885A300    4,828   1,031,600 SH           X                   02  1,031,600
INTERNATIONAL RECTIFIER CORP   COM     460254105   12,403     646,000 SH           X                   01    646,000
INVACARE CORP                  COM     461203101   12,854     628,841 SH           X                   01    628,841
ION GEOPHYSICAL CORPORATION    COM     462044108      436      25,000 SH           X                   02     25,000
IXIA                           COM     45071R109    6,085     875,500 SH           X                   02    875,500
JUPITERMEDIA CORP              COM     48207D101    5,236   3,739,800 SH           X                   02  3,739,800
KEMET CORP                     COM     488360108    4,043   1,247,900 SH           X                   02  1,247,900
KEYNOTE SYS INC                COM     493308100   12,343     958,300 SH           X                   02    958,300
KINETIC CONCEPTS               COM     49460w208    8,940     224,000 SH           X                   01    224,000
LATTICE SEMICONDUCTOR          COM     518415104   10,535   3,365,800 SH           X               01, 02  3,365,800
LAWSON SOFTWARE INC            COM     52078P102    8,102   1,114,500 SH           X                   01  1,114,500
LIQUIDITY SERVICES INC.        COM     53635B107    6,810     590,600 SH           X                   02    590,600
LIVEPERSON INC                 COM     538146101    1,836     653,400 SH           X                   02    653,400
LOOKSMART LTD                  COM     543442503    3,515     872,240 SH           X                   02    872,240
MAGMA DESIGN AUTOMATION INC    COM     559181102    6,313   1,040,000 SH           X                   02  1,040,000
MAXIM INTERGRATED              COM     57772K101   23,424   1,107,520 SH           X                   01  1,107,520
MEDICINES CO                   COM     584688105    8,640     435,900 SH           X                   01    435,900
COLUMN TOTAL                                      262,688

8/11/2008                           FORM 13F                        SEC USE ONLY
               Name of Reporting Manager S SQUARED TECHNOLOGY, LLC

                                                                                  Item 6
                                                                          Investment Discretion
                                                  Item 4:                -----------------------
                               Item 2:             Fair      Item  5:         (b) Shared          Item 7         Item 8:
                                Title   Item 3:    Market   Shares of            -As      (c)    Managers  Voting Authority (Shares)
            Item 1:              of      CUSIP     Value    Principal    (a)  Defined in Shared-   See    --------------------------
        Name of Issuer          class    Number  (x$1000)    Amount      Sole  Instr.V    Other  Instr. V  (a) Sole  (b) Shared None
------------------------------ ------- --------- --------  ---------- -- ---- ---------- ------- -------- ---------- ---------- ----
MERIX CORP                     COM     590049102    1,926     837,400 SH           X                   02    837,400
MICROS Systems Inc             COM     594901100   10,757     352,800 SH           X                   01    352,800
MICROSTRATEGY INC              COM     594972408    3,160      48,800 SH   X                                  48,800
MICROTUNE INC DEL              COM     59514P109    2,160     624,400 SH           X                   02    624,400
MINDSPEED TECHNOLOGIES         COM     602682106    2,776   3,154,000 SH           X                   02  3,154,000
MONOGRAM BIOSCIENCES INC       COM     60975U108    4,070   3,700,000 SH           X                   02  3,700,000
MOTIVE INC                     COM     61980V107    7,981   3,764,600 SH           X                   02  3,764,600
MSC.SOFTWARE                   COM     553531104   23,922   2,178,700 SH           X               01, 02  2,178,700
MYRIAD GENETICS INC            COM     62855J104    7,961     174,900 SH           X                   01    174,900
McAFEE INC                     COM     579064106   20,326     597,300 SH           X                   01    597,300
NESS TECHNOLOGIES, INC         COM     64104X108    4,048     400,000 SH           X                   02    400,000
NETEZZA CORP                   COM     64111N101    3,711     321,300 SH           X                   01    321,300
NETFLIX INC                    COM     64110L106   10,316     395,700 SH           X                   01    395,700
NORTEL NETWORKS CORP           COM     656568508    2,466     300,000 SH   X                                 300,000
NOVELL INC                     COM     670006105   21,930   3,723,200 SH           X                   01  3,723,200
NOVELLUS SYS INC               COM     670008101   12,121     572,000 SH           X                   01    572,000
OPENWAVE SYS INC               COM     683718308   17,325  11,627,600 SH           X               01, 02 11,627,600
OPNET TECHNOLOGIES             COM     683757108   16,446   1,827,300 SH           X                   02  1,827,300
PHARMACEUTICALS COMPANIES INC  COM     69888P106    3,895     240,000 SH           X                   02    240,000
PHOTRONICS INC                 COM     719405102    2,675     380,000 SH           X                   02    380,000
PLATO Learning INC             COM     72764Y100    5,852   2,183,500 SH           X                   02  2,183,500
POWERWAVE TECHNOLOGIES         COM     739363109    4,412   1,038,200 SH           X                   02  1,038,200
QUANTUM CORP-DLT & STORAGE SYS COM     747906204    1,687   1,250,000 SH           X                   02  1,250,000
QUEST SOFTWARE INC             COM     74834T103   20,550   1,387,600 SH           X                   01  1,387,600
RADIOSHACK CORP                COM     750438103    4,847     395,000 SH   X                                 395,500
RADVISION INC                  COM     M81869105    3,008     493,900 SH           X                   02    493,900
RADWARE, LTD                   COM     IL0010834    4,581     520,000 SH           X                   02    520,000
RF MICRODEVICES INC            COM     749941100   12,260   4,227,700 SH           X               01, 02  4,227,700
RIGHTNOW TECHNOLOGIES INC      COM     76657R106    4,581     335,100 SH           X                   02    335,100
RIVERSTONE NETWORKS            COM     769320995        0   8,160,250 SH           X               01, 02  8,160,250
SALARY.COM                     COM     794006106    1,592     400,000 SH           X                   02    400,000
SAPIENT CORP                   COM     803062108    2,887     449,700 SH   X                                 449,700
SCOPUS VIDEO NETWORKS          COM     M8260H106    3,604     901,000 SH           X                   02    901,000
SMART MODULAR                  COM     G82245104    2,662     695,000 SH           X                   02    695,000
SONIC SOLUTIONS                COM     835460106    5,285     882,200 SH           X                   02    882,200
COLUMN TOTAL                                      257,780

8/11/2008                           FORM 13F                        SEC USE ONLY
               Name of Reporting Manager S SQUARED TECHNOLOGY, LLC

                                                                                  Item 6
                                                                          Investment Discretion
                                                  Item 4:                -----------------------
                               Item 2:             Fair      Item  5:         (b) Shared          Item 7         Item 8:
                                Title   Item 3:    Market   Shares of            -As      (c)    Managers  Voting Authority (Shares)
            Item 1:              of      CUSIP     Value    Principal    (a)  Defined in Shared-   See    --------------------------
        Name of Issuer          class    Number  (x$1000)    Amount      Sole  Instr.V    Other  Instr. V  (a) Sole  (b) Shared None
------------------------------ ------- --------- --------  ---------- -- ---- ---------- ------- -------- ---------- ---------- ----
SPANSION INC                   COM     84649R101    6,172   2,742,900 SH           X                   01  2,742,900
SYMMETRICOM                    COM     871543104    5,090   1,325,600 SH           X                   02  1,325,600
TELECOMMUNICATIONS SYS CL A    COM     87929J103    8,611   1,859,800 SH           X                   02  1,859,800
TELLABS INC                    COM     879664100   30,813   6,626,400 SH           X                   01  6,626,400
TERADYNE INC                   COM     880770102    9,270     837,400 SH           X                   01    837,400
THQ INC                        COM     872443403    7,760     383,000 SH           X                   01    383,000
TNS INC                        COM     872960109   16,806     701,400 SH           X                   02    701,400
TRX INC                        COM     898452107    3,108   2,173,700 SH           X                   02  2,173,700
TTI TEAM TELECOMA,CPFDTTI LTD  COM     M88258104    1,909     909,091 SH           X                   02    909,091
TUMBLEWEED COMMUNICTNS CORP    COM     899690101    9,794   3,752,300 SH           X                   02  3,752,300
ULTICOM                        COM     903844108    7,523     885,100 SH           X                   02    885,100
VALEANT PHARMACEUTICALS INTL   COM     91911X104   22,098   1,291,500 SH           X                   01  1,291,500
VERISIGN INC COM               COM     92343E102    1,743      46,100 SH   X                                  46,100
VIRAGE LOGIC CORP COM          COM     92763R104    6,116     854,200 SH           X                   02    854,200
VISHAY INTERTECHNOLOGY         COM     928298108   10,271   1,158,000 SH           X                   01  1,158,000
VISTAPRINT LTD                 COM     G93762204      669      25,000 SH   X                                  25,000
WEBSITE PROS INC               COM     94769V105   11,479   1,378,078 SH           X                   02  1,378,078
WIND RIVER SYSTEMS INC COM     COM     973149107   36,502   3,351,897 SH           X                   01  3,351,897
ZORAN                          COM     98975f101    5,850     500,000 SH           X                   01    500,000
Zhone Technologies Inc.        COM     98950P108    2,429   3,113,674 SH           X                   02  3,113,674
COLUMN TOTAL                                      204,013

GRAND TOTAL                                     1,005,512
